CAPITAL SECURITIES - Narrative (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of classes of share capital [line items]
Capital securities	$ 4,269		$ 4,165
Redemption amount	49	$ 64	51	$ 64
BSREP II RH B LLC | Preference shares
Disclosure of classes of share capital [line items]
Capital securities	$ 249		249
Annual return payable in monthly distributions	9.00%
Rouse | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities	$ 142		142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) | Preference shares
Disclosure of classes of share capital [line items]
Capital securities	40		40
BGRESOI | Preference shares
Disclosure of classes of share capital [line items]
Capital securities	62		0
Brookfield DTLA Holdings LLC
Disclosure of classes of share capital [line items]
Capital securities	803		775
D.C. Fund | Capital securities
Disclosure of classes of share capital [line items]
Capital securities	$ 42		$ 38